Subsidiaries (Tables)	12 Months Ended
Mar. 31, 2015
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Details of Global-Tech's Subsidiaries

Details of Global-Tech’s subsidiaries as of March 31, 2015 were as follows:

Name	Place of incorporation/ registration	Percentage of equity interest attributable to the Company	Principal activities
Global Display Holdings Limited	British Virgin Islands	100	Investment holding

Kwong Lee Shun Trading Company Limited	Hong Kong	100	Leasing of a property

Consortium Investment (BVI) Limited	British Virgin Islands	100	Investment holding

GT Investments (BVI) Limited	British Virgin Islands	100	Investment holding

Global Optics Limited	Hong Kong	100	Trading of raw materials and electronic and optical components

Dongguan Wing Shing Electrical Products Factory Company Limited (“DWS”)	PRC	100	Factory complex rental and maintenance

Guangdong Lite Array Company Limited (“DGLAD”) (formerly known as Dongguan Lite Array Company Limited)	PRC	100	Developing, manufacturing and marketing of electronic and optical components

Dongguan Microview Medical Technology Company Limited	PRC	100	Manufacturing and distribution of medical instruments

Joke Media Limited	PRC	100	Media services

Global Household Products Limited	Hong Kong	100	Inactive

Pentalpha Medical Limited	Hong Kong	100	Inactive

Pentalpha Hong Kong Limited	Hong Kong	100	Inactive

Global-Tech USA, Inc.	State of Delaware, U.S.A	100	Provision of consultation services

Global Lite Array (BVI) Limited	British Virgin Islands	76.75	Investment holding

Lite Array, Inc.	State of Delaware, U.S.A.	76.75	Inactive